Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	POWERSHARES EXCHANGE TRADED FUND TRUST
Prospectus Date	rr_ProspectusDate	Mar. 21, 2016
Document Creation Date	dei_DocumentCreationDate	Mar. 17, 2016